Segment Reporting - Schedule of Reconciliation of Reportable Segment Loss Before Tax (Details) - Reportable Segment [Member] - CNY (¥)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Reconciliation of Reportable Segment Loss Before Tax [Line Items]
Loss from continuing operations before income taxes	¥ (458,313,989)	¥ (839,632,731)	¥ (744,748,251)
Plus (deduct):
Service expenses incurred at headquarter	22,372,238	26,739,174	47,185,748
Share-based compensation	1,045,008	65,045,401	74,686,711
Interest income	(3,202,948)	(14,182,881)	(2,703,219)
Interest expense	22,448,159	20,419,992	14,804,002
Foreign currency transaction loss	(3,484,612)	16,771,123	6,275,369
Loss of the debt extinguishment	10,657,161
Changes in fair value of Deferred Contingent consideration	16,941,248	26,106,460
Changes in fair value of convertible notes	65,874,310	58,280,908	4,493,605
Changes in fair value of warrant liabilities		83,966,126	(45,903,468)
Changes in fair value of ESA derivative liabilities		(19,654,006)	186,598,308
Net loss from continuing operations attributable to shareholders of the Company	¥ (325,663,425)	¥ (576,140,434)	¥ (459,311,195)